Equity (Details 5) $ / shares in Units, Pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) year $ / shares	Dec. 31, 2018 USD ($) year $ / shares	Dec. 31, 2017 USD ($) year $ / shares
Statement of changes in equity [abstract]
Increase of treasury share repurchase obligation under a share buyback trading plan	$ 284	$ (284)
Transaction costs recorded in equity	253	79	$ 0
Tax on transaction costs recorded in equity	36	$ 20	$ 0
Maximal amount of share buyback programm	$ 5,000
Written call options held by market maker	13	11	12
Written call options, contractual live | year	10
Written call options, contractual live, remaining | year	4	5	6
Written call options, weighted average exercise price | $ / shares	$ 63.90	$ 62.70	$ 62.17
Amount recorded in equity related to hyperinflation	$ 22	$ 38	$ 0